Changes to Comparative Data - Summary of Changes to Comparative Data (Consolidated Statement of Changes in Equity) (Detail) - GBP (£) £ in Millions		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance		£ 15,453	[1]	£ 15,028		£ 13,562
Ending balance		16,205		15,453	[1]	15,028
Retained Earnings [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance	[1],[2]	4,255	[3]	4,048		3,425
Ending balance	[1],[2]	4,732		4,255	[3]	4,048
Total [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance		15,303		14,893		13,562
Ending balance		£ 16,053		15,303		14,893
Previously Reported [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance				15,659		14,193
Ending balance						15,659
Previously Reported [member] | Retained Earnings [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance				4,679		4,056
Ending balance						4,679
Previously Reported [member] | Total [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance				15,524		14,193
Ending balance						15,524
Adjusted [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance				(631)		(631)
Ending balance						(631)
Adjusted [member] | Retained Earnings [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance				(631)		(631)
Ending balance						(631)
Adjusted [member] | Total [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance				£ (631)		(631)
Ending balance						£ (631)

[1]	Restated to reflect the change in accounting policy relating to business combinations between entities under common control, as described in Note 1.
[2]	Includes capital redemption reserve of £nil (2016: £nil, 2015: £21m) arising from the purchase of £300m fixed/floating rate non-cumulative callable preference shares in 2017, 2016 and 2015.
[3]	The impact of the early adoption of IFRS 9 requirements for the presentation of gains and losses on such financial liabilities relating to own credit in other comprehensive income as described in Note 1, was £18m (net of tax).